<SEC-DOCUMENT>
<SEC-HEADER>

CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20091231
FILED AS OF DATE:		20091231
DATE AS OF CHANGE:		20091231
EFFECTIVENESS DATE:		20091231

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			South Street Advisors LLC
		CENTRAL INDEX KEY:			0001399706
		IRS NUMBER:				133992033
		STATE OF INCORPORATION:			NY
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12519
		FILM NUMBER:		08609811

	BUSINESS ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
		BUSINESS PHONE:		212-292-7803

	MAIL ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
</SEC-HEADER>




                              Form 13F SUMMARY PAGE


                                                                                                                         VOTING
                              TITLE OF                        VALUE      SHRS/     SH/PRN OR   INVESTMENT   OTHER     AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (x$1000)   PRN AMT     PUT/CALL   DISCRETION  MANAGERS     SOLE
- - -------------------------------------------------------------------------------------------------------


Amphenol Corp. Cl A      COM             032095101     6,040      130,795   SH SOLE N/A  SOLE
AT&T                              COM             00206R102    4,774      170,325 SH SOLE N/A  SOLE
Bellus Health Inc.	COM	07986A100	    2	13,000 SH SOLE N/A  SOLE
BHP Billiton Ltd             SPONSORED ADR   088606108    5,927     77,400  SH SOLE N/A  SOLE
Burlington Northern Santa FeCOM 12189T104   4,731   47,980   SH SOLE N/A SOLE
Cephalon Inc                 COM           156708109    4,372    70,050   SH SOLE N/A  SOLE
Chevron Corp  	  COM             166764100    5,085     66,055   SH SOLE N/A  SOLE
Cisco Systems Inc        COM             17275R102    4,856    202,878  SH SOLE N/A  SOLE
Columbia Int'l Val Fd Cl Z Int'l Eqty Mutal FD  638581470   596    42,072    SH SOLE N/A  SOLE
CVS Carmark  Corp.     COM             126650100     4,223     131,130    SH SOLE N/A  SOLE
Devon Energy                COM             25179M103   5,229 71,151    SH SOLE N/A  SOLE
DirectTV Group Inc.       COM             25490A101  5,542  166,178  SH SOLE N/A  SOLE
EBAY		   COM           278642103    743   31,600   SH SOLE N/A  SOLE
EMC Corp                      COM           268648102  4,913   281,2800   SH SOLE N/A  SOLE
Energizer                         COM             29266R108    4,413    72,025    SH SOLE N/A  SOLE
Exxon Mobil Corp           COM             30231G102     1,089      15,979     SH SOLE N/A  SOLE
Goldman Sachs                     COM             38141G104    974    5,770    SH SOLE N/A  SOLE
Hewlett-Packard                   COM             428236103   4,464    86,680    SH SOLE N/A  SOLE
HSBC Hldgs Plc ADR     SPONSORED ADR   404280406   616  10,790     SH SOLE N/A  SOLE
Molson Coors Brewing Co CL B COM  60871R209 4,478    99,180  SH SOLE N/A  SOLE
Mosaic Co.	 COM            61945A107        5,446   91,190  SH SOLE N/A  SOLE
Nalco Holding Co.       COM            62985Q101  5,455   213,855 SH SOLE N/A  SOLE
Oracle Corp                  COM             68389X105  5,141   209,610  SH SOLE N/A  SOLE
Pepsico                           COM             713448108    381  6,280     SH SOLE N/A  SOLE
Polo Ralph Lauren Corp CL A  COM   731572103   6,149    75,935  SH SOLE N/A  SOLE
Prudential Financial Inc.     COM             744320102 4,681    94,090    SH SOLE N/A  SOLE
Raymond James Financial Inc    COM   754730109    4,197 176,590   SH SOLE N/A  SOLE
Research In Motion     COM       760975102    3,855     57,085     SH SOLE N/A  SOLE
Shire Pharmaceuticals Grp PLC ADR SPONSORED ADR   82481R106    5,347  91,095 SH SOLE N/A  SOLE
Stryker                  COM             863667101   5,058  100,425    SH SOLE N/A  SOLE
The Dun & Bradstreet Corp  COM   26483E100     3,748  44,425    SH SOLE N/A  SOLE
Transocean Inc       COM     CH004826551   476     5,751   SH SOLE N/A  SOLE
Vanguard NY Insd Tax Free Fd  COM    92204H103   281  25,541      SH SOLE N/A  SOLE
Warner Chilcott Limited     COM         G9435108   6,707    235,600    SH SOLE N/A  SOLE
     34                                                         130,007







</SEC-DOCUMENT>